Operating Leases (Details) - Schedule of operating lease expenses - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of Operating Lease Expenses [Abstract]
Operating lease cost	$ 477	$ 412	$ 1,222	$ 1,440